Summary of accounting policies - Breakdown of Office Buildings, Land , Equipment and Facilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 401,069	¥ 408,917
Land [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	91,055	94,991
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	105,043	109,052
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	46,186	48,101
Software [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	158,348	156,717
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 437	¥ 56